Document and Entity Information	Jun. 25, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000315293
Document Type	8-K
Document Period End Date	Jun. 25, 2021
Entity Registrant Name	Aon plc
Entity Incorporation State Country Code	L2
Entity File Number	1-7933
Entity Tax Identification Number	98-1539969
Entity Address, Address Line One	Metropolitan Building
Entity Address, Address Line Two	James Joyce Street
Entity Address, City or Town	Dublin 1
Entity Address, Country	IE
Entity Address, Postal Zip Code	D01 K0Y8
City Area Code	1
Local Phone Number	266 6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares, $0.01 nominal value
Trading Symbol	AON
Security Exchange Name	NYSE
Senior Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.000% Senior Notes due 2023
Trading Symbol	AON23
Security Exchange Name	NYSE
Senior Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 3.500% Senior Notes due 2024
Trading Symbol	AON24
Security Exchange Name	NYSE
Senior Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 3.875% Senior Notes due 2025
Trading Symbol	AON25
Security Exchange Name	NYSE
Senior Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 2.875% Senior Notes due 2026
Trading Symbol	AON26
Security Exchange Name	NYSE
Senior Notes Due 2042 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.250% Senior Notes due 2042
Trading Symbol	AON42
Security Exchange Name	NYSE
Senior Notes Due 2043 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.450% Senior Notes due 2043
Trading Symbol	AON43
Security Exchange Name	NYSE
Senior Notes Due 2044 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.600% Senior Notes due 2044
Trading Symbol	AON44
Security Exchange Name	NYSE
Senior Notes Due 2045 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantees of Aon plc’s 4.750% Senior Notes due 2045
Trading Symbol	AON45
Security Exchange Name	NYSE